December 1, 1995
                            WORLDWIDE DOLLAR MONEY
                              MARKET FUND, INC.
                           SUPPLEMENT TO PROSPECTUS
                            DATED FEBRUARY 28, 1995
        THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION
CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
        Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
        Effective January 1, 1996, the telephone number for the following transactions is 1-800-645-6561 or, if you are calling from overseas, 516-794-5452:
        *      Dreyfus TELETRANSFER Privilege
        *      Telephone Exchange Privilege
        *      Wire Redemption Privilege
        *      Telephone Redemption Privilege
DWWs120195